                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: May 31, 2006

           Date of reporting period: June 1, 2006 - August 31, 2006

Item 1. Schedule of Investments.

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

                         SECURITY
SHARES                  DESCRIPTION                      VALUE
-----------------------------------------------------------------
COMMON STOCK - 100.4%

APPAREL - 2.1%
    4,000    Nike, Inc., Class B                       $  323,040
                                                       ----------
AEROSPACE & DEFENSE - 5.8%
    7,800    Rockwell Collins, Inc.                       408,954
    7,800    United Technologies Corp.                    489,138
                                                       ----------
                                                          898,092
                                                       ----------
AMUSEMENT & RECREATION SERVICES - 2.1%
    5,100    Harrah's Entertainment, Inc.                 318,036
                                                       ----------
AUTOMATION - 2.2%
    6,000    Rockwell Automation, Inc.                    338,280
                                                       ----------
BUSINESS SERVICES - 8.2%
   13,300    Akamai Technologies, Inc.+                   521,360
   10,000    Autodesk, Inc.+                              347,600
   10,000    BEA Systems, Inc.+                           137,300
    6,500    Monster Worldwide, Inc.+                     264,810
                                                       ----------
                                                        1,271,070
                                                       ----------
CHEMICALS & ALLIED PRODUCTS - 8.7%
    7,500    Amgen, Inc.+                                 509,475
    5,500    Genentech, Inc.+                             453,860
    6,500    Praxair, Inc.                                373,165
                                                       ----------
                                                        1,336,500
                                                       ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.7%
    9,300    Analog Devices, Inc.                         284,952
   15,000    Broadcom Corp., Class A+                     441,600
    3,000    Emerson Electric Co.                         246,450
   25,000    Motorola, Inc.                               584,501
   17,000    Texas Instruments, Inc.                      554,030
                                                       ----------
                                                        2,111,533
                                                       ----------
ENGINEERING - 3.5%
    6,200    Jacobs Engineering Group, Inc.+              539,958
                                                       ----------
FINANCALS - 7.1%
   20,000    Charles Schwab Corp.                         326,200
    1,700    HSBC Holdings plc. ADR                       154,598
    4,000    Morgan Stanley                               263,160
    8,000    T Rowe Price Group, Inc.                     352,480
                                                       ----------
                                                        1,096,438
                                                       ----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT - 11.5%
    5,100    Apple Computer, Inc.+                        346,035
    7,200    Caterpillar, Inc.                            477,720
    2,500    Cooper Industries, Ltd., Class A             204,700
   35,000    EMC Corp.+                                   407,750
    4,600    L-3 Communications Holdings, Inc.            346,794
                                                       ----------
                                                        1,782,999
                                                       ----------

MANUFACTURING - 4.1%
    10,000     Honeywell International, Inc.                387,200
     3,300     Parker Hannifin Corp.                        244,365
                                                       ------------
                                                            631,565
                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.5%
    16,900     Agilent Technologies, Inc.+                  543,504
                                                       ------------
MEDICAL INFORMATION - 2.9%
     9,600     Cerner Corp.+                                442,176
                                                       ------------
MEDICAL PRODUCTS - 2.6%
     5,300     CR Bard, Inc.                                398,454
                                                       ------------
OIL & GAS EXTRACTION - 12.3%
     1,000     BJ Services Co.                               34,310
     4,900     Baker Hughes, Inc.                           348,782
     1,000     Cameron International Corp.+                  47,910
     2,000     ENSCO International, Inc.                     89,381
     7,000     GlobalSantaFe Corp.                          344,540
     5,100     National Oilwell Varco, Inc.+                333,030
    11,400     Schlumberger, Ltd.                           698,820
                                                       ------------
                                                          1,896,773
                                                       ------------
PERSONAL CARE - 1.9%
     5,000     Colgate-Palmolive Co.                        299,300
                                                       ------------
PHARMACEUTICALS - 3.1%
     2,900     Express Scripts, Inc.+                       243,832
     3,700     Gilead Sciences, Inc.                        234,580
                                                       ------------
                                                            478,412
                                                       ------------
SOFTWARE - 2.4%
    11,300     Abobe Systems, Inc.+                         366,572
                                                       ------------
TRANSPORTATION - 2.7%
     9,200     CH Robinson Worldwide, Inc.                  421,544
                                                       ------------
Total Common Stock (Cost $14,931,288)                    15,494,246
                                                       ------------
Total Investments in Securities - 100.4%
  (Cost $14,931,288)*                                  $ 15,494,246
Other Assets and Liabilities, Net - (0.4)%                  (64,799)
                                                       ------------
NET ASSETS - 100.0%                                    $ 15,429,447
                                                       ============

+ Non-income producing security.
ADR - American Depositary Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consist of:

            Gross Unrealized Appreciation              $  2,007,650
            Gross Unrealized Depreciation                (1,444,692)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $    562,958
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares                                                     Value
------                                                  -----------
COMMON STOCK - 94.9%
CONSUMER DISCRETIONARY - 17.0%
    27,000   Best Buy Co., Inc.                         $ 1,269,000
    41,000   Comcast Corp., Class A+                      1,431,310
    18,750   Kohl's Corp.+                                1,172,062
    27,000   Laureate Education, Inc.+                    1,296,540
    33,500   Lowe's Cos., Inc.                              906,510
    28,000   Marriott International, Inc., Class A        1,054,480
    25,500   PetSmart, Inc.                                 640,050
    22,000   Target Corp.                                 1,064,580
    26,500   Viacom, Inc., Class B+                         961,950
                                                        -----------
                                                          9,796,482
                                                        -----------
CONSUMER STAPLES - 11.1%
    30,500   Alberto-Culver Co.                           1,501,515
    25,500   PepsiCo, Inc.                                1,664,640
    51,000   Sysco Corp.                                  1,600,890
    32,500   Walgreen Co.                                 1,607,450
                                                        -----------
                                                          6,374,495
                                                        -----------
ENERGY - 6.3%
    17,500   FMC Technologies, Inc.+                      1,029,350
    13,000   Hydril Co. +                                   850,850
    28,000   Schlumberger, Ltd.                           1,716,400
                                                        -----------
                                                          3,596,600
                                                        -----------
FINANCIALS - 9.1%
    30,000   American Express Co.                         1,576,200
    26,000   American International Group, Inc.           1,659,320
    18,500   Mellon Financial Corp.                         688,755
    19,500   Morgan Stanley                               1,282,905
                                                        -----------
                                                          5,207,180
                                                        -----------
HEALTH CARE - 16.8%
     7,500   Allergan, Inc.                                 859,200
    32,500   Amgen, Inc.+                                 2,207,725
    17,000   Eli Lilly & Co.                                950,810
    22,000   Laboratory Corp. of America Holdings+        1,505,240
    31,500   Medtronic, Inc.                              1,477,350
    24,500   Pharmaceutical Product Development, Inc.       933,940
    36,500   Stryker Corp.                                1,753,095
                                                        -----------
                                                          9,687,360
                                                        -----------
INDUSTRIALS - 8.0%
    25,500   Amphenol Corp., Class A                      1,465,485
    34,000   General Electric Co.                         1,158,040

     15,500   Jacobs Engineering Group, Inc.+                      1,349,895
      5,000   L-3 Communications Holdings, Inc.                      376,950
     12,000   UTi Worldwide, Inc.                                    276,600
                                                                ------------
                                                                   4,626,970
                                                                ------------
SOFTWARE & SERVICES - 17.2%
     59,000   Accenture, Ltd., Class A                             1,749,940
     16,000   CDW Corp.                                              932,800
    111,500   Cisco Systems, Inc.+                                 2,451,885
     19,500   Electronic Arts, Inc.+                                 993,915
     79,500   Microsoft Corp.                                      2,042,355
     10,000   NAVTEQ Corp.+                                          265,600
     54,000   Parametric Technology Corp.+                           869,940
     20,000   Yahoo!, Inc.+                                          576,400
                                                                ------------
                                                                   9,882,835
                                                                ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 9.4%
     45,500   Analog Devices, Inc.                                 1,394,120
     89,500   Dell, Inc.+                                          2,018,225
     84,000   EMC Corp.+                                             978,600
     32,000   Texas Instruments, Inc.                              1,042,880
                                                                ------------
                                                                   5,433,825
                                                                ------------
Total Common Stock (Cost $46,334,864)                             54,605,747
                                                                ------------
SHORT-TERM INVESTMENT - 5.0%
MONEY MARKET FUND - 5.0%
  2,903,530   Cash Reserve Fund, Inc., Treasury Series, 4.78%
              (Cost $2,903,530)                                    2,903,530
                                                                ------------

Total Investments - 99.9% (Cost $49,238,394)*                   $ 57,509,277
Other Assets & Liabilities, Net - 0.1%                                43,779
                                                                ------------
NET ASSETS - 100.0%                                             $ 57,553,056
                                                                ============
-------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $  9,737,230
            Gross Unrealized Depreciation                (1,466,347)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $  8,270,883
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares                  Security Description                   Value
------                  --------------------                -----------
COMMON STOCK - 95.1%

BANKS - 8.1%
    144,590   Bank of America Corp.                         $ 7,442,047
     37,920   BB&T Corp.                                      1,622,976
     23,345   City National Corp.                             1,536,101
    107,885   North Fork Bancorporation, Inc.                 2,960,364
                                                            -----------
                                                             13,561,488
                                                            -----------
BASIC MATERIALS - 5.6%
    137,175   El Du Pont de Nemours & Co.                     5,482,885
    212,435   RPM International, Inc.                         3,995,902
                                                            -----------
                                                              9,478,787
                                                            -----------
CONSUMER DISCRETIONARY - 7.2%
    138,473   Gap, Inc.                                       2,327,731
    109,090   Home Depot, Inc.                                3,740,696
     83,110   OSI Restaurant Partners, Inc.                   2,573,917
    210,380   Time Warner, Inc.                               3,496,516
                                                            -----------
                                                             12,138,860
                                                            -----------
CONSUMER STAPLES - 7.4%
     94,995   Avon Products, Inc.                             2,727,306
     53,505   Fortune Brands, Inc.                            3,884,463
    244,795   Unilever NV                                     5,835,913
                                                            -----------
                                                             12,447,682
                                                            -----------
DIVERSIFIED FINANCIALS - 5.3%
    147,370   Citigroup, Inc.                                 7,272,710
     25,580   Morgan Stanley                                  1,682,908
                                                            -----------
                                                              8,955,618
                                                            -----------
ENERGY - 5.9%
     88,420   Chevron Corp.                                   5,694,248
     36,500   ConocoPhillips                                  2,315,195
     59,905   Nabors Industries, Ltd. +                       1,969,676
                                                            -----------
                                                              9,979,119
                                                            -----------
HEALTH CARE - 16.6%
    107,695   Abbott Laboratories                             5,244,746
    120,244   Health Management Associates, Inc., Class A     2,514,302

    128,140   Johnson & Johnson                                    8,285,532
    157,380   Merck & Co., Inc.                                    6,381,759
    200,215   Pfizer, Inc.                                         5,517,925
                                                               -------------
                                                                  27,944,264
                                                               -------------
INDUSTRIALS - 10.6%
     95,650   Dover Corp.                                          4,650,503
    210,135   General Electric Co.                                 7,157,198
    233,570   Tyco International, Ltd.                             6,107,855
                                                               -------------
                                                                  17,915,556
                                                               -------------
INFORMATION TECHNOLOGY - 13.4%
    214,103   Intel Corp.                                          4,183,573
    197,185   Microsoft Corp.                                      5,065,683
    191,860   Nokia Corp. ADR                                      4,006,037
    224,856   Parametric Technology Corp.+                         3,622,430
     91,758   Seagate Technology                                   2,041,616
    191,860   Symantec Corp. +                                     3,576,270
                                                               -------------
                                                                  22,495,609
                                                               -------------
INSURANCE - 11.6%
    111,445   American International Group, Inc.                   7,112,420
     51,205   Chubb Corp.                                          2,568,443
     50,730   Lincoln National Corp.                               3,079,311
    101,770   Marsh & McLennan Cos., Inc.                          2,662,303
     42,555   PartnerRe, Ltd.                                      2,736,287
     22,245   XL Capital, Ltd., Class A                            1,460,162
                                                               -------------
                                                                  19,618,926
                                                               -------------
TELECOMMUNICATIONS - 3.4%
    164,055   Verizon Communications, Inc.                         5,771,455
                                                               -------------
Total Common Stock (Cost $144,460,185)                           160,307,364
                                                               -------------
SHORT-TERM INVESTMENT - 4.6%
MONEY MARKET FUND - 4.6%
  7,796,591   Cash Reserve Fund, Inc., Institutional Shares,
               4.78% (Cost $7,796,591)                             7,796,591
                                                               -------------

Total Investments - 99.7% (Cost $152,256,776)*                 $ 168,103,955
Other Assets and Liabilities, Net - 0.3%                             510,086
                                                               -------------
NET ASSETS - 100.0%                                            $ 168,614,041
                                                               =============

-------------
+ Non-income producing security.
ADR - American Depositary Receipt
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 17,668,887
            Gross Unrealized Depreciation                (1,821,708)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 15,847,179
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares              Security Description                 Value
------              --------------------              -----------
COMMON STOCK - 97.5%

BIO-TECHNOLOGY - 5.0%
   85,000   LifeCell Corp.+                           $ 2,565,300
   74,557   Martek Biosciences Corp.+                   2,241,929
   32,203   Sangamo Biosciences, Inc.+                    178,083
  103,000   Senomyx, Inc.+                              1,596,500
                                                      -----------
                                                        6,581,812
                                                      -----------
CONSUMER DISCRETIONARY - 11.2%
   59,000   Bright Horizons Family Solutions, Inc.+     2,354,100
   19,000   Corporate Executive Board Co.               1,665,160
   43,000   CoStar Group, Inc.+                         1,732,040
   70,000   Getty Images, Inc.+                         3,180,100
   84,000   Laureate Education, Inc.+                   4,033,680
   96,000   Regal Entertainment Group, Class A          1,894,080
                                                      -----------
                                                       14,859,160
                                                      -----------
DIAGNOSTICS - 2.8%
   76,003   Gen-Probe, Inc.+                            3,694,506
                                                      -----------
ENERGY - 9.5%
   37,855   Core Laboratories NV+                       2,777,421
   96,500   Hornbeck Offshore Services, Inc.+           3,243,365
  284,000   Input/Output, Inc.+                         2,831,480
   44,000   KFX, Inc.+                                    704,880
   70,000   NATCO Group, Inc.+                          2,557,100
   79,404   Newpark Resources, Inc.+                      439,898
                                                      -----------
                                                       12,554,144
                                                      -----------
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
  347,000   Eclipsys Corp.+                             5,933,700
   49,000   Sunrise Senior Living, Inc.+                1,445,990
                                                      -----------
                                                        7,379,690
                                                      -----------
MATERIALS & PROCESSING - 2.7%
  159,000   Symyx Technologies, Inc.+                   3,641,100
                                                      -----------
MEDICAL DEVICES - 11.0%
  197,173   Align Technology, Inc.+                     1,232,331
   85,000   ArthroCare Corp.+                           3,876,850
   40,000   Intuitive Surgical, Inc.+                   3,776,000
   41,000   Resmed, Inc. +                              1,667,880
  106,000   SonoSite, Inc.+                             3,363,380
   24,000   Vital Images, Inc.+                           704,640
                                                      -----------
                                                       14,621,081
                                                      -----------
PRODUCER DURABLES - 6.2%
  155,000   ATMI, Inc.+                                 4,474,850
   48,180   Color Kinetics, Inc.+                         802,197
   83,000   Silicon Laboratories, Inc.+                 2,927,410
                                                      -----------
                                                        8,204,457
                                                      -----------
RETAIL - 5.4%
  146,000   PetSmart, Inc.                              3,664,600
   36,000   PF Chang's China Bistro, Inc.+              1,269,000
   51,000   Red Robin Gourmet Burgers, Inc.+            2,152,710
                                                      -----------
                                                        7,086,310
                                                      -----------

SEARCH & NAVIGATION EQUIPMENT - 3.6%
     17,950   Argon ST, Inc.+                                              461,674
     37,000   ESCO Technologies, Inc.+                                   1,888,480
     85,000   Flir Systems, Inc.+                                        2,354,500
                                                                     -------------
                                                                         4,704,654
                                                                     -------------
TECHNOLOGY: COMMUNICATION SERVICES & EQUIPMENT - 8.2%
    118,000   Akamai Technologies, Inc.+                                 4,625,600
    296,000   Cogent Communications Group, Inc. +                        2,746,880
    275,000   WebSideStory, Inc. +                                       3,484,250
                                                                     -------------
                                                                        10,856,730
                                                                     -------------
TECHNOLOGY: COMPUTERS - 6.6%
    224,000   3D Systems Corp.+                                          3,610,880
     65,000   Factset Research Systems, Inc.                             2,866,500
    119,000   Jack Henry & Associates, Inc.                              2,280,040
                                                                     -------------
                                                                         8,757,420
                                                                     -------------
TECHNOLOGY: SEMI-ELECTRONICS - 4.4%
    155,000   Integrated Device Technology, Inc.+                        2,670,650
    173,000   Power Integrations, Inc.+                                  3,184,065
                                                                     -------------
                                                                         5,854,715
                                                                     -------------
TECHNOLOGY: SOFTWARE - 13.5%
     66,000   Avid Technology, Inc.+                                     2,628,780
     64,000   Concur Technologies, Inc.+                                   891,520
    348,000   Emageon, Inc. +                                            5,362,680
    126,000   NAVTEQ Corp.+                                              3,346,560
    100,000   Open Solutions, Inc.+                                      2,954,000
     68,371   Synchronoss Technologies, Inc.+                              643,371
     93,000   Take-Two Interactive Software, Inc.+                       1,134,600
     33,000   THQ, Inc.+                                                   851,400
                                                                     -------------
                                                                        17,812,911
                                                                     -------------
TELECOMMUNICATIONS SERVICES - 1.1%
     42,000   Priceline.com, Inc.+                                       1,402,380
                                                                     -------------
TRANSPORTATION SERVICES - 0.7%
     43,000   UTi Worldwide, Inc.                                          991,150
                                                                     -------------
Total Common Stock (Cost $109,245,896)                                 129,002,220
                                                                     -------------
SHORT-TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
  2,349,334   Cash Reserve Fund, Inc., Institutional Series, 4.78%
              (Cost $ 2,349,334)                                         2,349,334
                                                                     -------------

Total Investments - 99.3% (Cost $111,595,230)*                       $ 131,351,554
Other Assets and Liabilities, Net - 0.7%                                   936,095
                                                                     -------------
NET ASSETS - 100.0%                                                  $ 132,287,649
                                                                     =============

-------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 26,144,514
            Gross Unrealized Depreciation                (6,388,190)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 19,756,324
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                     -----------
COMMON STOCK - 97.8%

BASIC MATERIALS - 3.7%
  103,705   Aceto Corp.                                             $   731,120
   72,600   Compass Minerals International, Inc.                      1,940,598
   48,600   HB Fuller Co.                                               934,578
   27,300   Novelis, Inc.                                               569,205
                                                                    -----------
                                                                      4,175,501
                                                                    -----------
CAPITAL GOODS - 4.6%
  159,300   EDO Corp.                                                 3,716,469
   79,900   Kaman Corp.                                               1,431,009
   11,500   Velcro Industries NV                                        158,700
                                                                    -----------
                                                                      5,306,178
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 16.2%
   96,900   Adesa, Inc.                                               2,140,521
   43,900   Banta Corp.                                               2,065,495
  331,500   BearingPoint, Inc.+                                       2,771,340
  214,914   CBIZ, Inc.+                                               1,676,329
   17,100   Chemed Corp.                                                673,911
   69,200   Convergys Corp.+                                          1,444,204
   81,400   Electro Rent Corp.+                                       1,311,354
   93,000   Global Cash Access, Inc.+                                 1,434,990
   74,800   Providence Service Corp.+                                 1,781,736
   73,400   Silgan Holdings, Inc.                                     2,598,360
   53,000   Source Interlink Cos, Inc. +                                585,650
                                                                    -----------
                                                                     18,483,890
                                                                    -----------
CONSUMER DISCRETIONARY - 0.9%
   85,800   Corinthian Colleges, Inc.+                                1,039,896
                                                                    -----------
CONSUMER STAPLES - 2.6%
  265,263   Del Monte Foods Co.                                       2,944,419
                                                                    -----------
ENERGY - 4.2%
   76,200   Comstock Resources, Inc.+                                 2,191,512
   22,900   FMC Technologies, Inc.+                                   1,346,978
   18,500   Penn Virginia Corp.                                       1,313,315
                                                                    -----------
                                                                      4,851,805
                                                                    -----------
FINANCIALS - 17.6%
   21,000   Affiliated Managers Group+                                1,943,130
  211,900   Crescent Real Estate Equities Co.                         4,587,635
    4,000   First City Liquidating Trust Loans Assets Corp.+(+/-)         2,800
  106,100   Hilb Rogal & Hobbs Co.                                    4,590,947
  124,600   Interactive Data Corp.+                                   2,434,684
   87,500   Jackson Hewitt Tax Service, Inc.                          2,765,000
  128,500   Nelnet, Inc., Class A+                                    3,822,875
                                                                    -----------
                                                                     20,147,071
                                                                    -----------
HEALTH CARE - 4.2%
   65,300   Syneron Medical, Ltd. +                                   1,547,610
   81,100   West Pharmaceutical Services, Inc.                        3,236,701
                                                                    -----------
                                                                      4,784,311
                                                                    -----------
HOTEL, RESTAURANTS & LEISURE - 6.2%
  179,000   AFC Enterprises, Inc.+                                    2,677,840
  119,500   Speedway Motorsports, Inc.                                4,453,765
                                                                    -----------
                                                                      7,131,605
                                                                    -----------

HOUSEHOLD DURABLES - 0.6%
      1,230   NVR, Inc.+                                              631,790
                                                                -------------
INFORMATION TECHNOLOGY - 14.1%
     89,600   Acxiom Corp.                                          2,176,384
    275,700   infoUSA, Inc.                                         2,277,282
     33,200   Intergraph Corp.+                                     1,240,352
    134,640   Lipman Electronic Engineering, Ltd.+                  3,378,118
     71,100   Mantech International Corp.+                          2,164,284
     29,400   Mercury Interactive Corp.+                            1,481,172
    135,700   Progress Software Corp.+                              3,435,924
                                                                -------------
                                                                   16,153,516
                                                                -------------
MEDIA - 9.8%
    226,200   MDC Partners, Inc., Class A+                          1,687,452
     49,800   RH Donnelley Corp.                                    2,705,136
    389,900   Sun-Times Media Group, Inc.                           2,928,149
     34,900   Valuevision Media, Inc., Class A+                       385,296
     97,400   WebEx Communications, Inc.+                           3,477,180
                                                                -------------
                                                                   11,183,213
                                                                -------------
RETAILING - 9.7%
     16,200   Barnes & Noble, Inc.                                    589,032
    144,400   Cash America International, Inc.                      5,324,028
    141,300   Handleman Co.                                           984,861
     61,050   Stage Stores, Inc.                                    1,609,278
    163,000   Triarc Cos., Inc., Class A                            2,604,740
                                                                -------------
                                                                   11,111,939
                                                                -------------
TRANSPORTATION - 3.4%
    142,200   Pacer International, Inc.                             3,914,766
                                                                -------------
Total Common Stock (Cost $100,455,158)                            111,859,900
                                                                -------------
SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
  2,276,973   Cash Reserve Fund, Inc., Treasury Series, 4.78%
              (Cost $2,276,973)                                     2,276,973
                                                                -------------

Total Investments - 99.8% (Cost $102,732,131)*                  $ 114,136,873
Other Assets and Liabilities, Net - 0.2%                              228,362
                                                                -------------
NET ASSETS - 100.0%                                             $ 114,365,235
                                                                =============
-------------
+     Non-income producing security.
(+/-) Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $2,800 or less than 1% of Net Assets.

                                                      Acquisition
                              Acquistion   Acquistion  Value Per
          Security               Date         Cost       Unit
---------------------------- ------------- ---------- -----------
First City Liquidating Trust
  Loans Assets Corp.         March 4, 2003  $ 8,050    $ 2.0125

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 16,485,178
            Gross Unrealized Depreciation                (5,080,436)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 11,404,742
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares                     Security Description                       Value
------                     --------------------                    ------------
COMMON STOCK - 94.6%

CONSUMER DISCRETIONARY - 17.6%
   18,400   Getty Images, Inc. +                                   $    835,912
   19,700   Laureate Education, Inc.+                                   945,994
   36,800   Petsmart, Inc.                                              923,680
   13,000   PF Chang's China Bistro, Inc.+                              458,250
                                                                   ------------
                                                                      3,163,836
                                                                   ------------
CONSUMER STAPLES - 5.5%
   31,400   Sysco Corp.                                                 985,646
                                                                   ------------
ENERGY - 9.5%
    6,400   Core Laboratories NV+                                       469,568
   60,000   Input/Output, Inc.+                                         598,200
   12,800   NATCO Group, Inc.+                                          467,584
   30,724   Newpark Resources+                                          170,211
                                                                   ------------
                                                                      1,705,563
                                                                   ------------
HEALTHCARE - 7.0%
   16,076   DaVita, Inc.+                                               938,195
    7,000   Medtronic, Inc.                                             328,300
                                                                   ------------
                                                                      1,266,495
                                                                   ------------
INDUSTRIAL - 12.1%
   16,000   Amphenol Corp., Class A                                     919,520
   18,500   Dover Corp.                                                 899,470
   16,000   UTI Worldwide, Inc.                                         368,800
                                                                   ------------
                                                                      2,187,790
                                                                   ------------
INFORMATION TECHNOLOGY - 36.1%
   16,000   Avid Technology, Inc.+                                      637,280
   51,300   Dell, Inc.+                                               1,156,815
   16,200   Electronic Arts, Inc.+                                      825,714
   39,500   Emageon, Inc.+                                              608,695
   24,848   Flir Systems, Inc.+                                         688,290
   23,050   NAVTEQ Corp.+                                               612,208
   69,000   Parametric Technology Corp.+                              1,111,590
   18,580   Synchronoss Technologies, Inc.+                             174,838
   53,500   WebSideStory, Inc. +                                        677,845
                                                                   ------------
                                                                      6,493,275
                                                                   ------------
MATERIALS - 6.8%
   40,150   Senomyx, Inc.+                                              622,325
   26,000   Symyx Technologies+                                         595,400
                                                                   ------------
                                                                      1,217,725
                                                                   ------------
Total Common Stock (Cost $17,163,483)                                17,020,330
                                                                   ------------
SHORT-TERM INVESTMENT - 4.3%
MONEY MARKET FUND - 4.3%
  779,771   Cash Reserve Fund, Inc., Institutional Series, 4.78%
            (Cost $779,771)                                             779,771
                                                                   ------------

Total Investments - 98.9% (Cost $17,943,254)*                      $ 17,800,101
Other Assets and Liabilities, Net - 1.1%                                191,520
                                                                   ------------
NET ASSETS - 100.0%                                                $ 17,991,621
                                                                   ============

-------------
+  Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $  1,753,662
            Gross Unrealized Depreciation                (1,896,815)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $   (143,153)
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares            Security Description            Value
------            --------------------         ------------
COMMON STOCK - 93.6%
AUSTRALIA - 3.7%
  1,355,000   John Fairfax Holdings, Ltd.~     $  4,180,055
    188,000   Lend Lease Corp., Ltd.              2,255,254
    153,938   Woodside Petroleum, Ltd.            4,967,486
                                               ------------
                                                 11,402,795
                                               ------------
CANADA - 2.8%
     45,000   Suncor Energy, Inc.                 3,486,747
    290,000   Talisman Energy, Inc.               5,089,560
                                               ------------
                                                  8,576,307
                                               ------------
DENMARK - 1.5%
    200,000   H. Lundbeck A/S                     4,611,421
                                               ------------
FINLAND - 0.8%
    115,000   Nokia OYJ~                          2,409,496
                                               ------------
FRANCE - 10.4%
     45,000   BNP Paribas                         4,783,431
    184,000   France Telecom SA                   3,907,067
     31,000   L'Oreal SA                          3,245,595
     30,000   LVMH Moet Hennessy Louis Vuitt      3,088,999
     54,000   Sanofi-Aventis                      4,847,440
     29,715   SEB SA                              3,560,393
     74,000   Societe Television Francaise 1      2,367,886
     96,200   Total SA                            6,496,751
                                               ------------
                                                 32,297,562
                                               ------------
GERMANY - 3.2%
     22,000   Allianz AG                          3,732,966
     29,000   Altana AG                           1,713,949
     85,624   Bayerische Motoren Werke AG         4,429,603
                                               ------------
                                                  9,876,518
                                               ------------
GREECE - 1.7%
    169,200   Hellenic Technodomiki Tev SA        1,803,991
    144,300   Public Power Corp.                  3,450,552
                                               ------------
                                                  5,254,543
                                               ------------
HONG KONG - 7.2%
    575,000   China Mobile Hong Kong, Ltd.        3,866,702
    500,000   CLP Holdings, Ltd.                  3,163,051
  4,450,000   CNOOC, Ltd.                         3,890,810

1,300,000   Hong Kong & China Gas                           3,018,786
  283,000   HSBC Holdings plc                               5,137,978
  320,000   Hutchison Whampoa, Ltd.                         2,906,921
                                                          -----------
                                                           21,984,248
                                                          -----------
INDIA - 0.5%
  251,000   Mahanagar Telephone Nigam ADR                   1,664,130
                                                          -----------
IRELAND - 3.3%
  193,000   Allied Irish Banks plc                          5,033,062
  154,000   CRH plc                                         5,334,299
                                                          -----------
                                                           10,367,361
                                                          -----------
JAPAN - 26.3%
  303,000   Ajinomoto Co., Inc.                             3,285,651
   76,000   Astellas Pharma, Inc.                           3,081,562
   63,750   Canon, Inc.                                     3,171,345
   92,000   Daikin Industries, Ltd.                         2,813,408
   70,000   Denso Corp.                                     2,438,775
   62,000   Eisai Co., Ltd.                                 2,952,255
  129,000   FamilyMart Co., Ltd.~                           3,648,196
   35,500   Fanuc, Ltd.                                     2,815,324
   24,500   Hirose Electric Co., Ltd.                       3,176,370
   76,000   Honda Motor Co., Ltd.                           2,583,074
   67,000   Hoya Corp.                                      2,436,986
   84,000   Kao Corp.                                       2,239,619
   12,870   Keyence Corp.                                   2,969,874
      150   Millea Holdings, Inc.                           2,759,913
  180,000   Mitsubishi Estate Co., Ltd.                     3,879,211
      235   Mitsubishi UFJ Financial Group, Inc.            3,202,862
   35,000   Murata Manufacturing Co., Ltd.                  2,408,961
  185,000   Nikko Cordial Corp.                             2,348,056
      240   Nippon Telegraph & Telephone Corp.              1,212,318
   21,000   Nitto Denko Corp.                               1,507,986
    2,000   NTT DoCoMo, Inc.                                3,100,643
   26,700   Rohm Co., Ltd.                                  2,476,792
   61,000   Secom Co., Ltd.+                                3,029,345
  119,000   Sega Sammy Holdings, Inc.                       4,064,824
   15,000   Shimamura Co., Ltd.                             1,479,620
   51,000   Shin-Etsu Chemical Co., Ltd.                    2,906,342
   51,000   Sony Corp.                                      2,206,908
  106,200   Takeda Pharmaceutical Co., Ltd.                 7,029,039
                                                          -----------
                                                           81,225,259
                                                          -----------
KOREA - 2.0%
   98,000   LG Petrochemical Co., Ltd.                      2,129,549
    7,700   Samsung Electronics Co., Ltd.                   4,002,911
                                                          -----------
                                                            6,132,460
                                                          -----------

NETHERLANDS - 7.3%
      83,500   Akzo Nobel NV                                       4,810,867
      61,000   Heineken Holding NV                                 2,448,286
     122,000   ING Groep NV                                        5,276,479
     347,500   Reed Elsevier NV                                    5,575,319
     121,779   TNT NV                                              4,580,270
                                                               -------------
                                                                  22,691,221
                                                               -------------
SPAIN - 0.6%
      40,000   Inditex SA                                          1,804,831
                                                               -------------
SWEDEN - 1.5%
     710,000   Ericsson LM, Class B                                2,361,148
      58,000   Hennes & Mauritz AB, Class B                        2,252,963
                                                               -------------
                                                                   4,614,111
                                                               -------------
SWITZERLAND - 3.6%
       9,100   Nestle SA                                           3,129,327
      52,000   Novartis AG                                         2,967,988
      22,500   Zurich Financial Services AG                        5,127,762
                                                               -------------
                                                                  11,225,077
                                                               -------------
TAIWAN- 1.0%
   5,455,234   United Microelectronics Corp.                       2,985,171
                                                               -------------
UNITED KINGDOM - 16.2%
     358,000   Aviva plc                                           5,030,062
     380,000   BG Group plc                                        4,966,587
     651,400   BP plc                                              7,403,823
     580,000   Centrica plc                                        3,257,496
     490,000   Kingfisher plc                                      2,201,618
      77,000   Reckitt Benckiser plc                               3,195,812
     300,000   Rexam plc                                           3,101,380
     101,900   Rio Tinto plc                                       5,154,656
     156,500   Royal Bank of Scotland Group plc                    5,309,529
     177,390   Unilever plc                                        4,241,825
   1,674,312   Vodafone Group plc                                  3,625,949
     600,000   William Morrison Supermarkets plc                   2,527,368
                                                               -------------
                                                                  50,016,105
                                                               -------------
Total Common Stock (Cost $228,468,903)                           289,138,616
                                                               -------------
SHORT-TERM INVESTMENTS - 7.8%
Principal
---------
MONEY MARKET DEPOSIT ACCOUNT - 0.0%
$     66,916   Citibank Money Market Deposit Account, 4.92%
               (Cost $66,916)                                         66,916
                                                               -------------
Shares
------
MONEY MARKET FUNDS - 7.8%
   2,912,588   Citi/SM/ Institutional Trust Cash Reserves,
                Class O, 5.21%                                     2,912,588
  14,644,693   Citi/SM/ Institutional Trust Liquid Reserves,
                Class A, 5.25%                                    14,644,693
   6,468,150   Citibank Investors Principal Preservation
                Trust^                                             6,468,150
                                                               -------------
Total Money Market Funds (Cost $24,025,431)                       24,025,431
                                                               -------------
Total Short-Term Investments (Cost $24,092,347)                   24,092,347
                                                               -------------

Total Investments - 101.4% (Cost $252,561,250)*                $ 313,230,963
Other Assets and Liabilities, Net - (1.4%)                        (4,286,990)
                                                               -------------
NET ASSETS - 100.0%                                            $ 308,943,973
                                                               =============

-------------
+ Non-income producing security.
~ Security or a portion of the security is on loan at period end.
^ Investment made with cash collateral received from securities on loan.
ADR American Depositary Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 63,749,766
            Gross Unrealized Depreciation                (3,080,053)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 60,669,713
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Shares           Security Description               Value
------           --------------------            -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 89.2%

DIVERSIFIED - 4.2%
   7,955   Colonial Properties Trust             $   394,409
   6,065   Vornado Realty Trust                      642,344
                                                 -----------
                                                   1,036,753
                                                 -----------
OFFICE/INDUSTRIAL - 26.5%
  10,180   AMB Property Corp.                        568,349
  10,945   BioMed Realty Trust, Inc.                 340,827
  11,780   Boston Properties, Inc.                 1,197,201
  11,930   Corporate Office Properties Trust         560,352
   9,480   Duke Realty Corp.                         360,050
   7,870   First Industrial Realty Trust, Inc.       340,928
  18,240   First Potomac Realty Trust                565,622
   5,775   Kilroy Realty Corp.                       456,629
   4,445   Liberty Property Trust                    212,782
  18,660   Prologis                                1,053,544
   5,505   Reckson Associates Realty Corp.           235,559
   6,125   SL Green Realty Corp.                     683,305
                                                 -----------
                                                   6,575,148
                                                 -----------
REGIONAL MALLS - 13.8%
   7,650   CBL & Associates Properties, Inc.         311,661
  13,210   General Growth Properties, Inc.           598,809
  10,340   Macerich Co.                              771,984
  16,191   Simon Property Group, Inc.              1,372,835
   8,975   Taubman Centers, Inc.                     361,603
                                                 -----------
                                                   3,416,892
                                                 -----------
RESIDENTIAL - 18.4%
  15,605   Archstone-Smith Trust                     829,874
   7,545   AvalonBay Communities, Inc.               912,945
   4,810   BRE Properties, Inc., Class A             284,223
   6,625   Camden Property Trust                     514,034
  18,575   Equity Residential                        926,335
   4,800   Home Properties, Inc.                     273,024
   3,715   Post Properties, Inc.                     179,063
  21,210   United Dominion Realty Trust, Inc.        647,117
                                                 -----------
                                                   4,566,615
                                                 -----------
SPECIALTY - 13.7%
   5,810   Healthcare Realty Trust, Inc.             210,090
  10,935   Hersha Hospitality Trust                  110,115
  32,995   Host Hotels & Resorts, Inc.               743,707
   2,670   LaSalle Hotel Properties                  117,320
   8,750   Nationwide Health Properties, Inc.        228,025
   5,202   Omega Healthcare Investors, Inc.           76,834
  10,360   Sovran Self Storage, Inc.                 560,269
  17,525   Sunstone Hotel Investors, Inc.            523,998
  14,315   U-Store-It Trust                          285,155
  13,200   Ventas, Inc.                              528,660
                                                 -----------
                                                   3,384,173
                                                 -----------
STRIP CENTER - 12.6%
  13,400   Cedar Shopping Centers, Inc.              206,092
   4,520   Developers Diversified Realty Corp.       244,532
   7,410   Federal Realty Investment Trust           548,859
  18,070   Kimco Realty Corp.                        750,809

      7,345   Kite Realty Group Trust                               119,650
     11,725   Regency Centers Corp.                                 788,741
     12,705   Tanger Factory Outlet Centers, Inc.                   454,839
                                                               ------------
                                                                  3,113,522
                                                               ------------
Total Real Estate Investment Trusts (Cost $15,463,319)           22,093,103
                                                               ------------
SHORT-TERM INVESTMENT - 10.2%

MONEY MARKET FUND - 10.2%
  2,540,170   Cash Reserve Fund, Inc., Treasury Series (Cost
              $2,540,170)                                         2,540,170
                                                               ------------

Total Investments - 99.4% (Cost $18,003,489)*                  $ 24,633,273
Other Assets and Liabilities, Net - 0.6%                            146,404
                                                               ------------
NET ASSETS - 100.0%                                            $ 24,779,677
                                                               ============
-------------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $ 6,629,784
             Gross Unrealized Depreciation                       --
                                                        -----------
             Net Unrealized Appreciation (Depreciation) $ 6,629,784
                                                        ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Face Amount                                 Security Description                                    Rate  Maturity   Value
-----------                                 --------------------                                    ----  -------- ----------
MUNICIPAL BONDS - 97.8%
GENERAL OBLIGATION BONDS - 42.8%
$  100,000    Anne Arundel County Maryland                                                          5.25% 08/01/09 $  104,767
   100,000    Anne Arundel County Maryland Prerefunded 02/01/08 @ 101                               5.00  02/01/10    102,965
   250,000    Anne Arundel County Maryland                                                          5.00  02/15/10    261,810
   500,000    Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                               4.75  02/15/17    528,580
 1,350,000    Anne Arundel County Maryland                                                          5.00  03/01/17  1,463,886
   500,000    Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                               4.80  02/15/18    529,600
   165,000    Anne Arundel County Maryland Prerefunded 05/15/09 @ 101                               5.00  05/15/13    172,590
 1,400,000    Baltimore County Maryland Consolidated Public Improvement                             5.00  09/01/13  1,503,208
   835,000    Baltimore County Maryland Metropolitan District                                       4.40  08/01/09    855,992
   500,000    Baltimore County Maryland Metropolitan District 67th Issue                            5.00  06/01/07    505,605
   220,000    Baltimore Maryland                                                                    7.50  10/15/08    237,134
   440,000    Baltimore Maryland Consolidated Public Improvement Series A MBIA Insured              5.00  10/15/14    480,212
   500,000    Carroll County Maryland County Commissioners Consolidated                             4.00  12/01/15    509,595
   200,000    Carroll County Maryland County Commissioners Consolidated                             5.10  12/01/12    202,756
              Public Improvement Prerefunded 12/01/06 @ 101
   100,000    Carroll County Maryland County Commissioners Consolidated                             5.00  12/01/15    102,756
              Public Improvement Prerefunded 12/01/07 @ 101
   500,000    Charles County Maryland Consolidated Public Improvement                               4.20  02/01/11    513,435
   500,000    Charles County Maryland County Commissioners Consolidated Public Improvement          4.00  03/01/10    507,920
   250,000    Charles County Maryland County Commissioners Consolidated Public Improvement          5.00  03/01/16    274,363
 1,000,000    Frederick County Maryland Public Facilities                                           5.00  12/01/17  1,090,920
   100,000    Frederick County Maryland Public Facilities                                           5.00  07/01/07    101,245
   800,000    Frederick County Maryland Public Facilities                                           4.00  07/01/08    807,368
   500,000    Frederick County Maryland Public Facilities                                           5.25  11/01/18    565,125
   500,000    Frederick County Maryland Public Facilities                                           5.25  11/01/21    570,220
   225,000    Frederick County Maryland Public Facilities Series A                                  3.80  07/01/07    225,605
   250,000    Garrett County Maryland Hospital Refunding FGIC Insured                               5.10  07/01/09    260,448
   200,000    Harford County Maryland Consolidated Public Improvement                               4.25  01/15/13    206,616
   740,000    Harford County Maryland Unrefunded Balance                                            5.00  12/01/13    766,018
   240,000    Howard County Maryland Consolidated Public Improvement Series A                       4.30  02/15/08    242,784
   350,000    Howard County Maryland Consolidated Public Improvement Series A                       5.00  02/15/08    357,508
    30,000    Howard County Maryland Consolidated Public Improvement Series A                       5.00  02/15/09     30,628
              Prerefunded 02/15/08 @ 100
   685,000    Howard County Maryland Consolidated Public Improvement Project Series A               5.00  08/15/14    746,862
   295,000    Howard County Maryland Consolidated Public Improvement Unrefunded Balance Series A    5.00  02/15/09    301,283
   565,000    Maryland National Capital Park & Planning Park Acquisition & Development Series BB2   3.50  07/01/09    564,605
 1,100,000    Montgomery County Maryland Consolidated Public Improvement Series A                   5.00  01/01/10  1,131,031
   325,000    Montgomery County Maryland Consolidated Public Improvement Series A                   4.70  01/01/13    332,527
   500,000    Montgomery County Maryland Consolidated Public Improvement Series A                   5.00  09/01/15    544,225
   500,000    Montgomery County Maryland Consolidated Public Improvement Series A                   5.00  04/01/17    539,195
 1,090,000    Montgomery County Maryland Consolidated Public Improvement Series A                   4.88  05/01/13  1,123,975
              Prerefunded 05/01/08 @ 101
   125,000    Montgomery County Maryland Consolidated Public Improvement Series A                   4.75  05/01/12    129,965
              Prerefunded 05/01/09 @ 101
   100,000    Montgomery County Maryland Consolidated Public Improvement Series A                   5.60  01/01/16    107,324
              Prerefunded 01/01/10 @ 101
 1,000,000    Montgomery County Maryland Series A                                                   5.00  11/01/07  1,017,360
   500,000    Montgomery County Maryland Series A                                                   5.00  11/01/09    522,500
   500,000    Ocean City Maryland FGIC Insured                                                      4.25  03/01/11    513,705
   600,000    Ocean City Maryland MBIA Insured                                                      3.25  03/01/11    587,076
 1,000,000    Prince Georges County Maryland Consolidated Public Improvement                        3.25  09/15/11    975,300
    50,000    Prince Georges County Maryland Consolidated Public Improvement                        5.00  10/01/12     52,539
              Prerefunded 10/01/09 @ 101 FSA Insured
   500,000    St Mary's County Maryland Public Facilities                                           3.25  11/01/08    496,315
 1,000,000    State of Maryland                                                                     5.00  02/01/14  1,086,450
   385,000    State of Maryland State & Local Facilities Loan 1st Series                            4.00  03/01/08    387,930
   500,000    State of Maryland State & Local Facilities Loan 1st Series                            4.75  03/01/09    513,915
   500,000    State of Maryland State & Local Facilities Loan 1st Series                            5.00  08/01/15    543,955
    50,000    State of Maryland State & Local Facilities Loan 1st Series                            4.50  03/01/14     51,579
              Prerefunded 03/01/09 @ 101
   225,000    State of Maryland State & Local Facilities Loan 2nd Series                            5.00  08/01/08    230,243
   150,000    State of Maryland State & Local Facilities Loan 2nd Series                            5.00  08/01/09    153,482
              Prerefunded 08/01/07 @ 101
   500,000    State of Maryland State & Local Facilities Loan 2nd Series                            5.00  08/01/13    541,935
   500,000    State of Maryland State & Local Facilities Loan 2nd Series, Series A                  5.00  08/01/15    548,650
 2,210,000    State of Maryland State & Local Facilities Loan Capital Improvement Series A          5.50  08/01/13  2,462,426
   500,000    Washington Suburban Sanitation District - General Construction                        5.00  06/01/08    512,810
   500,000    Washington Suburban Sanitation District - General Construction                        4.25  06/01/10    512,960
   100,000    Washington Suburban Sanitation District - General Construction                        5.00  06/01/23    103,802
              Prerefunded 06/01/09 @ 100
   450,000    Washington Suburban Sanitation District - Sewage Disposal                             5.25  06/01/07    455,872
 1,000,000    Washington Suburban Sanitation District - Sewage Disposal                             5.25  06/01/10  1,060,770
   200,000    Washington Suburban Sanitation District - Sewage Disposal 2nd Series                  4.75  06/01/07    201,876
   475,000    Washington Suburban Sanitation District - Water Supply                                4.38  06/01/07    478,149

    500,000   Washington Suburban Sanitation District - Water Supply                                    4.25  06/01/10    512,960
    500,000   Washington Suburban Sanitation District - Water Supply 2nd Series                         3.00  06/01/11    481,650
                                                                                                                       ----------
                                                                                                                       34,608,860
                                                                                                                       ----------
REVENUE BONDS - 55.0%
    635,000   Baltimore Maryland Certificates of Participation - Emergency Telecom                      4.70  10/01/06    635,578
              Facilities Series A AMBAC Insured
    925,000   Baltimore Maryland Convention Center MBIA Insured                                         5.00  09/01/19    963,674
    500,000   Baltimore Maryland Convention Center SR Series A, XLCA Insured                            5.25  09/01/19    550,145
  1,000,000   Baltimore Maryland Wastewater Project Series C AMBAC Insured                              5.00  07/01/21  1,077,640
    185,000   Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured                  5.20  01/01/10    193,175
    170,000   Frederick County Maryland Educational Facilities Revenue Mount                            4.55  09/01/06    170,000
              Saint Mary's College Series A
    170,000   Frederick County Maryland Educational Facilities Revenue Mount                            4.65  09/01/07    171,035
              Saint Mary's College Series A
    400,000   Frederick County Maryland Educational Facilities Revenue Mount                            4.80  09/01/09    407,636
              Saint Mary's College Series A
    400,000   Frederick County Maryland Educational Facilities Revenue Mount                            5.63  09/01/38    420,772
              Saint Mary's University
    175,000   Maryland Community Development Administration - Residential                               4.05  09/01/07    174,650
              Program Series A
  1,000,000   Maryland Community Development Administration - Single                                    4.65  04/01/12  1,029,360
              Family Program 1st Series
    500,000   Maryland Community Development Administration - Single Family Program 1st Series          4.75  04/01/13    514,835
    500,000   Maryland Department of Transportation                                                     4.25  02/15/18    513,480
    500,000   Maryland Department of Transportation                                                     5.00  11/01/08    515,335
    500,000   Maryland Department of Transportation                                                     5.00  12/15/08    516,165
    500,000   Maryland Department of Transportation                                                     5.50  02/01/10    531,345
    455,000   Maryland Department of Transportation                                                     5.00  05/01/12    487,319
  1,300,000   Maryland Department of Transportation                                                     5.25  12/15/16  1,457,560
    900,000   Maryland Department of Transportation 2nd Issue                                           3.00  06/01/11    861,345
  1,050,000   Maryland Department of Transportation 2nd Issue                                           4.00  06/01/13  1,072,900
  1,850,000   Maryland Department of Transportation Prerefunded 12/15/08 @ 100                          5.50  12/15/11  1,928,736
    500,000   Maryland Health & Higher Educational Facilities - Adventist Health Care Series A          5.00  01/01/14    520,670
    500,000   Maryland Health & Higher Educational Facilities - Board of Child Care                     4.50  07/01/12    512,215
    450,000   Maryland Health & Higher Educational Facilities - Bullis School FSA Insured               5.00  07/01/13    477,878
    100,000   Maryland Health & Higher Educational Facilities - Bullis School FSA Insured               5.00  07/01/15    105,927
    120,000   Maryland Health & Higher Educational Facilities - Carroll County General Hospital         4.25  07/01/08    120,900
    250,000   Maryland Health & Higher Educational Facilities - Carroll County General Hospital         4.63  07/01/10    255,893
    500,000   Maryland Health & Higher Educational Facilities - Carroll County General Hospital         5.00  07/01/13    523,505
    500,000   Maryland Health & Higher Educational Facilities - Charity Obligated Group Series A        4.75  11/01/14    513,640
    500,000   Maryland Health & Higher Educational Facilities - Civista Medical Center RADIAN Insured   4.50  07/01/28    494,145
    270,000   Maryland Health & Higher Educational Facilities - Edenwald Series A                       4.80  01/01/12    274,876
    400,000   Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital             3.60  07/01/08    398,860
    450,000   Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital             4.20  07/01/11    453,803
    250,000   Maryland Health & Higher Educational Facilities - Goucher College                         4.50  07/01/19    253,532
    500,000   Maryland Health & Higher Educational Facilities - Greater Baltimore Medical Center        5.00  07/01/20    516,090
    300,000   Maryland Health & Higher Educational Facilities - Johns Hopkins Health System AMBAC
              Insured                                                                                   5.10  07/01/10    309,183
    500,000   Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                  5.00  05/15/10    522,905
    900,000   Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                  5.00  05/15/11    950,373
    500,000   Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                  4.60  05/15/14    516,190
    100,000   Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                  4.70  05/15/15    103,469
     90,000   Maryland Health & Higher Educational Facilities - Johns Hopkins University                6.00  07/01/39     96,691
              Prerefunded 07/01/09 @ 101
    250,000   Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A       4.00  07/01/08    251,947
    500,000   Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00  07/01/10    524,740
    250,000   Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00  07/01/12    264,420
    250,000   Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00  07/01/13    263,967
    235,000   Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute               3.88  07/01/10    234,410
    535,000   Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute               5.30  07/01/12    548,311
    200,000   Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute               4.38  07/01/13    203,538
    575,000   Maryland Health & Higher Educational Facilities - Lifebridge Health Series A              5.00  07/01/08    588,461
  1,000,000   Maryland Health & Higher Educational Facilities - Lifebridge Health Series A              5.00  07/01/10  1,044,380
  1,000,000   Maryland Health & Higher Educational Facilities - Medstar Health                          5.00  08/15/09  1,032,920
    250,000   Maryland Health & Higher Educational Facilities - McLean School                           5.00  07/01/08    251,832
  1,000,000   Maryland Health & Higher Educational Facilities - Peninsula Regular Medical Center        5.00  07/01/26  1,049,450
    600,000   Maryland Health & Higher Educational Facilities - Pickersgill Series A                    5.85  01/01/10    616,308
              Prerefunded 01/01/07 @ 102
    635,000   Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A                 3.00  07/01/09    618,795
    430,000   Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A                 3.30  07/01/10    419,310
    250,000   Maryland Health & Higher Educational Facilities - Union Hospital of Cecil County          3.75  07/01/08    250,232
    900,000   Maryland Health & Higher Educational Facilities - University of Maryland                  5.00  07/01/09    916,083
              Medical System
    750,000   Maryland Health & Higher Educational Facilities - University of Maryland Medical System   5.00  07/01/12    775,575
    805,000   Maryland Industrial Development Financing Authority - American Center for Physics         3.95  12/15/07    808,840
    500,000   Maryland Industrial Development Financing Authority - Holy Cross Health System Corp.      5.50  12/01/08    519,065
    500,000   Maryland Industrial Development Financing Authority - National                            4.50  11/01/14    516,500
              Aquarium Baltimore Series B
    255,000   Maryland State Economic Development Corporation - Bowie State University Project          4.00  06/01/09    248,286
    500,000   Maryland State Economic Development Corporation - Maryland Department of Transportation
              Headquarters                                                                              5.00  06/01/15    533,675

    250,000   Maryland State Economic Development Corporation - University of Maryland College
              Park Project                                                                          4.00  06/01/09      252,225
    340,000   Maryland State Economic Development Corporation - University of Maryland College
              Park Project                                                                          4.25  06/01/10      346,895
    700,000   Maryland State Economic Development Corporation - University of Maryland College
              Park Project AMBAC Insured                                                            4.00  07/01/08      705,208
    300,000   Maryland State Economic Development Corporation - University of Maryland College
              Park Project AMBAC Insured                                                            5.38  07/01/12      322,656
    430,000   Maryland State Economic Development Corporation - University of Maryland Series A     4.00  10/01/08      419,302
    245,000   Maryland State Economic Development Corporation - University of Maryland Series A     4.50  10/01/11      235,670
    410,000   Maryland State Economic Development Corporation - University Village Sheppard Pratt
              ACA Insured                                                                           4.75  07/01/07      413,096
    500,000   Maryland Transportation Authority FSA Insured                                         5.00  07/01/10      525,655
    500,000   Maryland Water Quality Financing Series A                                             5.00  09/01/15      548,490
    500,000   Montgomery County Maryland - Housing Opportunity Commission Aston Woods
              Apartments Series A Multi-Family Revenue                                              4.90  05/15/31      516,510
    325,000   Montgomery County Maryland - Housing Opportunity Commission Series A Single
              Family Mortgage                                                                       2.85  07/01/07      323,069
    120,000   Montgomery County Maryland - Housing Opportunity Commission Series A Single
              Family Mortgage                                                                       4.15  07/01/08      120,047
    200,000   Montgomery County Maryland - Housing Opportunity Commission                           5.40  07/01/11      210,000
              Series A Multi-Family Mortgage
    500,000   Montgomery County Maryland - Solid Waste Disposal Series A AMBAC Insured              3.25  06/01/08      496,830
  1,000,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00  04/01/08    1,022,650
    485,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A           4.00  10/01/08      489,578
    510,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.13  04/01/21      542,767
    440,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00  04/01/10      461,204
    500,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00  04/01/13      539,320
    185,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A
              Prerefunded 04/01/07 @ 101                                                            5.00  04/01/09      188,391
    190,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series A
              Prerefunded 04/01/07 @ 101                                                            5.00  04/01/10      193,483
    680,000   University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded
              Balance Series A                                                                      5.00  04/01/09      692,050
    310,000   University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded
              Balance Series A                                                                      5.00  04/01/10      315,471
                                                                                                                   ------------
                                                                                                                     44,475,042
                                                                                                                   ------------
              Total Municipal Bonds (Cost $78,840,303)                                                               79,083,902
                                                                                                                   ------------
Shares
------
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
    528,499   Citi/SM/ Institutional Tax Free Reserves (Cost $528,499)                              3.23                528,499
                                                                                                                   ------------

Total Investments - 98.4% (Cost $79,368,802)*                                                                      $ 79,612,401
Other Assets and Liabilities, Net - 1.6%                                                                              1,277,135
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 80,889,536
                                                                                                                   ============

-------------
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
MBIA     Municipal Bond Insurance Association
RADIAN   Radian Asset Assurance
XLCA     XL Capital Assurance, Inc.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $  777,701
             Gross Unrealized Depreciation                (534,102)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $  243,599
                                                        ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (Unaudited)

Face Amount                Security Description                   Rate  Maturity    Value
-----------                --------------------                   ----  -------- ------------
ASSET BACKED SECURITIES - 3.4%
$  265,066    California Infrastructure SCE Series 97-1-A6        6.38% 09/25/08 $    265,350
    80,064    Honda Auto Receivables Owner Trust Series 03-5-A3   2.30  10/18/07       79,889
 2,117,587    WFS Financial Owner Trust Series 03-4-A4            3.15  05/20/11    2,086,162
 2,500,000    World Omni Auto Receivables Trust 2005-B A4+        5.34  09/20/12    2,501,547
                                                                                 ------------
Total Asset Backed Securities (Cost $4,957,693)                                     4,932,948
                                                                                 ------------
CORPORATE BONDS & NOTES - 22.4%
 1,500,000    Allfirst Financial, Inc.                            7.20  07/01/07    1,516,217
 2,000,000    America Movil SA de CV                              5.50  03/01/14    1,954,948
 1,250,000    American Axle & Manufacturing, Inc.                 5.25  02/11/14    1,043,750
 3,265,000    American Express Centurion+                         5.41  11/16/07    3,270,485
 1,000,000    Baltimore Gas & Electric MTN                        6.75  06/05/12    1,050,066
 2,000,000    Berkley (WR) Corp.                                  5.13  09/30/10    1,972,162
   700,000    Block Financial Corp.                               8.50  04/15/07      711,278
 3,125,000    Block Financial Corp.                               5.13  10/30/14    2,961,459
 4,000,000    Comcast Cable Communications                        6.50  01/15/17    4,141,020
 1,000,000    General Electric Capital Corp. MTN Series A         6.88  11/15/10    1,061,296
   235,000    General Electric Capital Corp. MTN Series A+        4.91  12/01/36      233,508
 1,550,000    General Electric Co.                                5.00  02/01/13    1,523,619
 2,500,000    Kraft Foods, Inc.                                   5.25  06/01/07    2,494,528
 2,055,000    MBNA America Bank NA                                7.13  11/15/12    2,238,209
 1,300,000    Merrill Lynch & Co.                                 4.00  09/15/08    1,276,582
 4,000,000    SLM Corp. MTN Series A+                             5.60  02/01/10    3,821,120
   800,000    Wilmington Trust Corp.                              6.63  05/01/08      816,137
                                                                                 ------------
Total Corporate Bonds & Notes (Cost $32,502,037)                                   32,086,384
                                                                                 ------------
US GOVERNMENT & AGENCY OBLIGATIONS - 61.4%
FFCB - 1.4%
 2,000,000    FFCB                                                6.00  06/11/08    2,032,138
                                                                                 ------------
FHLB NOTES - 10.0%
 2,000,000    FHLB                                                4.15  07/05/07    1,981,398
 3,000,000    FHLB                                                5.13  12/29/14    2,924,703
 3,000,000    FHLB Series RF-07                                   6.75  08/15/07    3,041,148
 1,813,802    FHLB Series TQ-2015-A                               5.07  10/20/15    1,789,370
 2,500,000    FHLB Series WJ-11                                   4.00  12/19/11    2,374,580
 2,257,603    FHLB Series 00-0606-Y                               5.27  12/28/12    2,276,003
                                                                                 ------------
                                                                                   14,387,202
                                                                                 ------------
MORTGAGE BACKED SECURITIES - 36.2%
 1,877,510    FHLMC Pool # 1B0889+                                4.52  05/01/33    1,843,776
 3,884,979    FHLMC Pool # 1J0203+                                5.20  04/01/35    3,866,222
 2,425,099    FHLMC Pool # A40782                                 5.00  12/01/35    2,327,130
    28,143    FHLMC Pool # C00210                                 8.00  01/01/23       29,674
   186,264    FHLMC Pool # E20099                                 6.50  05/01/09      187,753
 1,879,992    FHLMC Pool # E93051                                 5.50  12/01/17    1,877,403
     6,865    FHLMC Pool # G10049                                 8.00  10/01/07        6,935
   155,876    FHLMC Pool # G10543                                 6.00  06/01/11      156,638
   146,306    FHLMC Pool # G10682                                 7.50  06/01/12      150,653
   133,196    FHLMC Pool # G10690                                 7.00  07/01/12      136,427
 5,913,061    FHLMC Pool # G11649                                 4.50  02/01/20    5,684,405
 1,708,520    FHLMC Pool # M80814                                 5.00  05/01/10    1,682,957
 1,726,235    FHLMC Pool # M80931                                 5.50  08/01/11    1,719,959
 1,560,706    FHLMC Pool # M90831                                 4.00  08/01/08    1,530,099
   757,295    FHLMC Pool # M90747                                 5.50  08/01/07      754,991
 2,438,678    FHLMC Series 2782-PA                                4.00  11/15/33    2,280,546
 3,848,993    FHLMC Series R005-VA                                5.50  03/15/16    3,848,576
   572,603    FNMA Pool # 254089                                  6.00  12/01/16      579,738
    46,783    FNMA Pool # 326570                                  7.00  02/01/08       46,899
   107,437    FNMA Pool # 409589                                  9.50  11/01/15      113,987
   425,629    FNMA Pool # 433646                                  6.00  10/01/13      429,436
   261,448    FNMA Pool # 539082                                  7.00  08/01/28      269,835
    40,460    FNMA Pool # 572448                                  7.00  03/01/27       41,750
   421,196    FNMA Pool # 625536                                  6.00  01/01/32      423,488

     276,949   FNMA Pool # 628837                               6.50 03/01/32       282,117
   1,706,865   FNMA Pool # 663238                               5.50 09/01/32     1,681,661
   2,184,027   FNMA Pool # 725544                               5.50 12/01/17     2,183,701
     484,687   FNMA Pool # 741373+                              4.17 12/01/33       479,580
     797,359   FNMA Pool # 744805+                              4.46 11/01/33       776,072
     985,244   FNMA Pool # 764342+                              3.98 02/01/34       955,205
   1,558,570   FNMA Pool # 805440                               7.00 11/01/34     1,601,166
   7,418,007   FNMA Pool # 831413                               5.50 04/01/36     7,282,242
   1,654,698   FNMA Pool # 848817                               5.00 01/01/36     1,586,267
   4,631,018   FNMA Pool # 866920+                              5.39 02/01/36     4,598,853
     112,188   GNMA Pool # 487110                               6.50 04/15/29       115,009
      16,248   GNMA Pool # 571166                               7.00 08/15/31        16,770
     193,500   GNMA Pool # 781186                               9.00 06/15/30       210,147
                                                                              -------------
                                                                                 51,758,067
                                                                              -------------
US TREASURY SECURITIES - 13.8%
   4,555,000   US Treasury Inflation Index                      2.00 01/15/14     4,913,338
  10,000,000   US Treasury Note                                 4.25 08/15/15     9,648,440
   5,000,000   US Treasury Note                                 5.13 05/15/16     5,143,555
                                                                              -------------
                                                                                 19,705,333
                                                                              -------------
Total US Government & Agency Obligations (Cost $88,711,279)                      87,882,740
                                                                              -------------
SHORT-TERM INVESTMENTS - 11.5%
CERTIFICATE OF DEPOSIT - 2.1%

   3,000,000   Deutsche Bank+ (Cost $3,000,000)                 5.00 04/05/07     3,000,000
                                                                              -------------
Shares
------
MONEY MARKET FUND - 9.4%
  13,391,202   Citi/SM/ Institutional Liquid Reserves Class A
               (Cost $13,391,202)                               5.25             13,391,202
                                                                              -------------
Total Short-Term Investments (Cost $16,391,202)                                  16,391,202
                                                                              -------------

Total Investments - 98.7% Cost ($142,562,211)*                                $ 141,293,274
Other Assets and Liabilities, Net - 1.3%                                          1,887,307
                                                                              -------------
NET ASSETS - 100.0%                                                           $ 143,180,581
                                                                              =============

-------------
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association
MTN      Medium Term Note
+        Variable rate security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $    583,816
            Gross Unrealized Depreciation                (1,852,753)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ (1,268,937)
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 10/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 10/30/06

By:   /s/ Trudance L. Bakke
      --------------------------
      Trudance L. Bakke, Treasurer and Principal Financial Officer

Date: 10/30/06